Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	₩ 16,873,960	₩ 17,520,013	₩ 17,091,816
Depreciation and amortization	3,126,118	3,097,466	2,941,886
Operating profit (loss)	833,851	1,224,572	1,303,418
Gain relating to investments in subsidiaries, associates and joint ventures, net	3,270,912	2,245,732	544,501
Finance income	256,435	366,561	575,050
Finance costs	(385,232)	(433,616)	(326,830)
Profit before income tax	3,975,966	3,403,249	2,096,139
External [member]
Disclosure of operating segments [line items]
Revenue	16,873,960	17,520,013	17,091,816
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	19,808,519	20,341,169	19,889,322
Depreciation and amortization	3,126,118	3,097,466	2,941,886
Operating profit (loss)	1,201,760	1,536,626	1,535,744
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	2,934,559	2,821,156	2,797,506
Operating segments [member] | External [member]
Disclosure of operating segments [line items]
Revenue	16,873,960	17,520,013	17,091,816
Operating segments [member] | Cellular services [member]
Disclosure of operating segments [line items]
Revenue	13,961,762	14,873,543	14,635,720
Depreciation and amortization	2,341,862	2,390,016	2,262,363
Operating profit (loss)	1,299,869	1,714,078	1,799,127
Operating segments [member] | Cellular services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	1,582,865	1,611,408	1,630,811
Operating segments [member] | Cellular services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	12,378,897	13,262,135	13,004,909
Operating segments [member] | Fixed-line telecommunication services [member]
Disclosure of operating segments [line items]
Revenue	3,973,533	3,586,887	3,349,905
Depreciation and amortization	643,941	592,877	551,811
Operating profit (loss)	228,225	167,515	132,459
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	1,040,935	862,736	698,712
Operating segments [member] | Fixed-line telecommunication services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	2,932,598	2,724,151	2,651,193
Operating segments [member] | E-commerce services [member]
Disclosure of operating segments [line items]
Revenue	674,359	684,762	608,585
Depreciation and amortization	16,446	15,221	14,783
Operating profit (loss)	(67,757)	(153,946)	(245,703)
Operating segments [member] | E-commerce services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	56,280	37,662	62,360
Operating segments [member] | E-commerce services [member] | External [member]
Disclosure of operating segments [line items]
Revenue	618,079	647,100	546,225
Operating segments [member] | Others [member]
Disclosure of operating segments [line items]
Revenue	1,198,865	1,195,977	1,295,112
Depreciation and amortization	123,869	99,352	112,929
Operating profit (loss)	(258,577)	(191,021)	(150,139)
Operating segments [member] | Others [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	254,479	309,350	405,623
Operating segments [member] | Others [member] | External [member]
Disclosure of operating segments [line items]
Revenue	944,386	886,627	889,489
Adjustments [member]
Disclosure of operating segments [line items]
Revenue	(2,934,559)	(2,821,156)	(2,797,506)
Operating profit (loss)	(367,909)	(312,054)	(232,326)
Adjustments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	₩ (2,934,559)	₩ (2,821,156)	₩ (2,797,506)